INVESTMENT SECURITIES (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Fair Value	€ 12,455		€ 5,958	[1]		$ 13,569
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	115		27		€ 110
Gross realized losses on sales of available for sale securities	(13)		(26)		(15)
Net realized gains/(losses) on sales of available-for-sale securities	102	$ 111	1		95
Other-Than-Temporary-Impairment	(3)		(31)		(5)
Net gains / (losses) on investment securities	99	$ 108	(30)		90
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less	2,633		842
Due from one to five years	6,262		3,827
Due from five to ten years	2,111		284
Due after ten years	674		470
Total debt securities	11,680		5,423
Equity securities and mutual fund units	333		343
Total	12,013		5,766
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less	2,638		842
Due from one to five years	6,351		3,841
Due from five to ten years	2,232		308
Due after ten years	866		582
Total debt securities	12,087		5,573
Equity securities and mutual fund units	368		385
Total	12,455		5,958
Greek government bonds
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	878		746
Gross Unrealized Gains	195		92
Gross unrealized (Losses)	(2)		(6)
Fair Value	1,071		832
Fair Value
Fair Value Less than 12 months	10		0
Fair Value 12 months or longer	54		108
Fair Value Total	64		108
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	(2)		(6)
Unrealized Losses Total	(2)		(6)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	4		1		17
Gross realized losses on sales of available for sale securities	(3)		(12)		(8)
Debt securities issued by other governments and public sector entities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	9,651		3,638
Gross Unrealized Gains	209		66
Gross unrealized (Losses)	(9)		(1)
Fair Value	9,851		3,703
Fair Value
Fair Value Less than 12 months	182		38
Fair Value 12 months or longer	73		37
Fair Value Total	255		75
Unrealized Losses
Unrealized Losses Less than 12 months	(7)		(1)
Unrealized losses over one year	(2)		0
Unrealized Losses Total	(9)		(1)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	75		6		10
Gross realized losses on sales of available for sale securities	(2)		(3)		(3)
Corporate debt securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	186		143
Gross Unrealized Gains	5		1
Gross unrealized (Losses)	(1)		(5)
Fair Value	190		139
Fair Value
Fair Value Less than 12 months	25		37
Fair Value 12 months or longer	7		77
Fair Value Total	32		114
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	(1)		(5)
Unrealized Losses Total	(1)		(5)
Corporate debt securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	206		205
Gross Unrealized Gains	13		11
Gross unrealized (Losses)	(3)		(7)
Fair Value	216		209
Fair Value
Fair Value Less than 12 months	20		0
Fair Value 12 months or longer	13		33
Fair Value Total	33		33
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	(3)		(7)
Unrealized Losses Total	(3)		(7)
Equity securities issued by companies incorporated in Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	43		57
Gross Unrealized Gains	16		8
Gross unrealized (Losses)	(2)		(5)
Fair Value	57		60
Fair Value
Fair Value Less than 12 months	7		20
Fair Value 12 months or longer	1		0
Fair Value Total	8		20
Unrealized Losses
Unrealized Losses Less than 12 months	(2)		(4)
Unrealized losses over one year	0		0
Unrealized Losses Total	(2)		(4)
Equity securities issued by companies incorporated outside Greece
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	11		7
Gross Unrealized Gains	12		33
Gross unrealized (Losses)	0		0
Fair Value	23		40
Fair Value
Fair Value Less than 12 months	1		1
Fair Value 12 months or longer	0		0
Fair Value Total	1		1
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	0		0
Unrealized Losses Total	0		0
Mutual Fund units
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	279		278
Gross Unrealized Gains	11		9
Gross unrealized (Losses)	(2)		(3)
Fair Value	288		284
Fair Value
Fair Value Less than 12 months	9		73
Fair Value 12 months or longer	52		32
Fair Value Total	61		105
Unrealized Losses
Unrealized Losses Less than 12 months	0		(2)
Unrealized losses over one year	(2)		(1)
Unrealized Losses Total	(2)		(3)
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	5		6		39
Gross realized losses on sales of available for sale securities	0		(1)		(1)
Other-Than-Temporary-Impairment	0		(4)		(5)
Total available-for-sale securities
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	12,013		5,766
Gross Unrealized Gains	461		220
Gross unrealized (Losses)	(19)		(28)
Fair Value	12,455		5,958
Fair Value
Fair Value Less than 12 months	614		579
Fair Value 12 months or longer	200		287
Fair Value Total	814		866
Unrealized Losses
Unrealized Losses Less than 12 months	(9)		(8)
Unrealized losses over one year	(10)		(19)
Unrealized Losses Total	(19)		(27)
Foreign Treasury Bills
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	243		221
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	0		0
Fair Value	243		221
Fair Value
Fair Value Less than 12 months	51		0
Fair Value 12 months or longer	0		0
Fair Value Total	51		0
Unrealized Losses
Unrealized Losses Less than 12 months	0		0
Unrealized losses over one year	0		0
Unrealized Losses Total	0		0
Corporate Debt Securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	2		8		14
Gross realized losses on sales of available for sale securities	(5)		(2)		0
Equity securities
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales of available for sale securities	29		6		30
Gross realized losses on sales of available for sale securities	(3)		(8)		(3)
Other-Than-Temporary-Impairment	(3)		(4)		0
OTTI of Greek government bonds
Net Gains Losses On Available For Sale Securities [Abstract]
Other-Than-Temporary-Impairment	0		(23)		€ 0
Greek Treasury Bills
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	516		471
Gross Unrealized Gains	0		0
Gross unrealized (Losses)	0		(1)
Fair Value	516		470
Fair Value
Fair Value Less than 12 months	309		410
Fair Value 12 months or longer	0		0
Fair Value Total	309		410
Unrealized Losses
Unrealized Losses Less than 12 months	0		(1)
Unrealized losses over one year	0		0
Unrealized Losses Total	€ 0		€ (1)

[1]	Please see Note 43 for information regarding the restatement